Acquisition of Bullmoose Mines Ltd (Narrative) (Details) (USD $)		0 Months Ended
	Dec. 31, 2012	Oct. 14, 2008 BML
Cash Consideration Paid In Acquisition Of BML		$ 12,000
Shares Issued In Considderation For Business Acquisition, Shares		120,000
Shares Issued In Considderation For Business Acquisition, Value		3,000
Debt instrument, Face Amount	480,624	480,624
Minimum Royalty Payments Payable Each Year in Advance		$ 36,000
Hughes Maritime Corp (HMC) Percentage of Holding in BML		12.61%